Commitments and Contingencies - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($) Bcf item
Commitments and Contingencies [Line Items]
Regasification Capacity | Bcf	2
Loss Contingency, Pending Claims, Number | item	0
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	15 years
Natural Gas Transportation Agreements [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Natural Gas Storage Service Agreements [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years
Service and Other Agreements [Member] | Third Party
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 1.0
Service and Other Agreements [Member] | Affiliated Entity [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 4.7